Intangible Assets, Net (Tables)	6 Months Ended
Dec. 31, 2024
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net

As of June 30, 2024 and December 31, 2024, intangible assets, net consisted of the following:

	June 30, 2024	December 31, 2024
	RMB	RMB
Software	6,167,067	6,167,067
Less: accumulated amortization	(3,586,021)	(4,252,132)
	2,581,046	1,914,935

Schedule of Amortization of Intangible Assets

The following is a schedule, by years, of amortization of intangible assets as of December 31, 2024:

December 31, 2024
RMB
For the six months ending June 30, 2025	420,509
For the year ending June 30, 2026	540,134
For the year ending June 30, 2027	540,134
For the year ending June 30, 2028	292,346
For the year ending June 30, 2029	121,812
1,914,935